OTHER EQUITY AND RESERVES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Balance	$ 3,954	$ 4,520
Share-based payments expenses	3,330	1,847
Treasury shares issued to employees under the Forfeitable Share Plan	(2,507)	(2,413)
Balance	$ 4,777	$ 3,954